John Hancock Financial Services U.S. Wealth Management 601 Congress Street Boston, MA 02210 (617) 663-4324 Fax: (617) 663-2196 E-Mail: nkolokithas@jhancock.com
Name : Nicholas J. Kolokithas
Title:  Assistant Vice President and Senior Counsel
June 25, 2012
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Balanced Fund,
John Hancock Large Cap Equity Fund, and
John Hancock Small Cap Intrinsic Value Fund (the “Funds”)
File Nos. 002-10156; 811-00560
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Funds.
The interactive data files included as exhibits to this filing relate to the forms of prospectuses filed with the Securities and Exchange Commission on June 5, 2012 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0000950123-12-008879), each of which is incorporated by reference into this Rule 497 Document.
If you have any questions or comments, please call me at (617) 663-4324.
Sincerely,

/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas, Esq.
Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document